Recapitalization (Tables)	12 Months Ended
Dec. 31, 2024
Recapitalization Abstract
Schedule of Common Shares Issued and Outstanding

Common shares issued and outstanding following the Closing are as follows:

Venus public shares after redemption	2,106,245
Venus shares converted from rights	482,500
Venus Sponsor shares	1,375,000
Venus shares issued to underwriter	75,000
Venus shares issued in the Business Combination	39,603,961
Venus shares issued to Joyous JD Limited	214,000
Weighted average shares outstanding	43,856,706
Percent of shares owned by VIYI shareholders	90.3%
Percent of shares owned by underwriter	0.17%
Percent of shares owned by Venus	9.04%
Percent of shares owned by Joyous JD limited	0.49%